Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Consolidated Statement of Shareholders' Equity [Abstract]
Derivative instruments terminated in connection with aircraft sale, tax	$ 320
Change in fair value of derivatives, deferred tax expense (benefit)	3,486	1,456
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, deferred tax expense (benefit)		3,926
Reclassification from other comprehensive income into earnings, deferred tax expense (benefit)	(186)	41
Underwriting commission		$ 1,086